VOYA LETTERHEAD

U.S. LEGAL/PRODUCT FILING UNIT

ONE ORANGE WAY, C2N

WINDSOR, CT 06094-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

                                                                                                                        BY EDGARLINK

April 1, 2016

Securities and Exchange Commission

100 F. Street, NE

Washington, DC  20549

Attention: Filing Desk

Re:	Voya Retirement Insurance and Annuity Company Registration Statement on Form S-3 Prospectus Title: Guaranteed Accumulation Account File No.: 333-_______

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the “Company”) and under the Securities Act of 1933 (the “1933 Act”), we are submitting for filing a Registration Statement on Form
S-3 with respect to the Company’s Guaranteed Accumulation Account (the “Account”).  The Account is a non-unitized separate account with a market value adjustment feature that is available as an investment option under many of the Company’s variable annuity contracts.

Purpose of the Filing and Filing Fees

The purpose of this filing is to update Company information and to register additional securities of the Account.  Interests in the Account are currently registered on Form S-3, Registration Statement Number 333-207929, and as noted on the cover page of the Registration Statement the amount of the unsold securities previously registered on Form S-3 is being carried forward to this Registration Statement pursuant to Rule 429(b) under the 1933 Act.  A filing fee in the amount of $36,252.00 was wired to the SEC LockBox on March 31, 2016, to cover the registration fees for the additional securities registered through this filing.

Request for Expedited Review

The prospectus in this Registration Statement is nearly identical to the prior prospectus for the Account in the registration statement that was filed on Form S-3 and declared effective November 13, 2015 (File No. 333-207902), except that the prospectus in this new Registration Statement contains updated Company and other information previously included in a supplement to the prior prospectus, includes financials (which are incorporated by reference), and contains other nonmaterial changes to the disclosure intended to clarify or improve said disclosure.  Consequently, we believe that expedited review is appropriate.

Securities and Exchange Commission

April 1, 2016

If the Registration Statement were eligible to be filed pursuant to Rule 485 under the 1933 Act, the Company would make the filing pursuant to Rule 485(b) because it does not include any material changes from previous filings.  I have reviewed the Registration Statement, and it does not include any disclosures that would render it ineligible to become effective under Rule 485(b) (assuming that the Registration Statement would be eligible for Rule 485 generally).

In these circumstances, we believe that limited and expedited staff review is appropriate.

Request for Acceleration

It is proposed that this Registration Statement become effective on May 1, 2016.  Accordingly, included in this submission is a request for acceleration of the effective date to May 1, 2016.

If you have any questions, please call the undersigned at (860) 580-2824.

Very truly yours,

/s/ J. Neil McMurdie

J. Neil McMurdie

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